Cover	12 Months Ended
Jun. 30, 2021 shares
Cover [Abstract]
Entity Registrant Name	IRSA Propiedades Comerciales S.A.
Entity Central Index Key	0001128173
Document Type	20-F
Amendment Flag	false
Entity Voluntary Filers	Yes
Current Fiscal Year End Date	--06-30
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Jun. 30, 2021
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Entity Common Stock Shares Outstanding	0
Document Annual Report	true
Document Transition Report	false
Entity File Number	000-30982
Entity Incorporation State Country Code	C1
Entity Address City Or Town	Buenos Aires
Entity Address Country	AR
Entity Address Address Line 1	Carlos M. Della Paolera 261
Entity Address Address Line 2	8th Floor (C1001ADA)
Security 12b Title	Common Stock, par value ARS 100.00 per share
Trading Symbol	IRCP
Security Exchange Name	NASDAQ
Document Shell Company Report	false
Document Registration Statement	false
Entity Accounting Standard	No
Contact Personnel Name	true
Entity Interactive Data Current	Yes